The Security Benefit
Group of Companies
 One Security Benefit Place
Topeka, KS 66636

February 4, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Security Income Fund
      (File Nos. 002-38414 and 811-02120)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned, on behalf of Security Income Fund (the "Fund"), hereby submits this filing in lieu of a filing under Rule 497(c) under the 1933 Act and certifies that:

1.the forms of Prospectus and Statement of Additional Information describing the shares of the Security Capital Preservation Series of the Fund that would have been filed under Rule 497(c) under the 1933 Act do not differ from the forms contained in the Fund's most recent amendment to its registration statement, Post-Effective Amendment No. 76 which was filed electronically on January 30, 2004; and

2.the text of Post-Effective Amendment No. 76 was filed electronically.

No fees are required in connection with this filing. Please call the undersigned at 785.438.3221 if you have any questions concerning this matter.

Sincerely,

CHRISTOPHER D. SWICKARD

Christopher D. Swickard
Assistant Secretary
Security Income Fund